Investment Objectives and Goals - Monongahela All Cap Value Fund	Sep. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Monongahela All Cap Value Fund (the “Fund”) seeks total return through long-term capital appreciation and income.